FHLB Advances and Other Borrowings - Weighted Average Cost and Amount of Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Federal Home Loan Banks [Abstract]
Weighted average interest rate, net of cash flow hedges, at end of year	2.80%	3.15%	3.35%
Weighted daily average interest rate, net of cash flow hedges, during the year	3.00%	3.22%	3.57%
Daily average of FHLB advances during the year	$ 2,167,986	$ 1,992,434	$ 1,848,904
Maximum amount of FHLB advances at any month end	2,350,000	2,080,000	1,930,000
Interest expense during the year (excludes interest rate swap expense)	$ 64,968	$ 64,058	$ 64,331